Accounting policies - Measurement of FA and FL and recognition of FV changes - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 MXN ($)
Financial instruments
All financial instruments	$ 74
Instruments sensitive to interest rate	73
Instruments sensitive to foreign currency exchange rates	12
Instruments sensitive to volatility movements	$ 9
Time horizon used in measuring VaR that does not fully capture market positions	1 day
Confidence level (as a percent)	99.00%
Minimum
Financial instruments
All financial instruments	$ 55
Instruments sensitive to interest rate	30
Instruments sensitive to foreign currency exchange rates	11
Instruments sensitive to volatility movements	$ 3
Percentage of hedge effectiveness	80.00%
Maximum
Financial instruments
All financial instruments	$ 378
Instruments sensitive to interest rate	187
Instruments sensitive to equity market prices	29
Instruments sensitive to foreign currency exchange rates	285
Instruments sensitive to volatility movements	$ 45
Percentage of hedge effectiveness	125.00%
Weighted average
Financial instruments
All financial instruments	$ 165
Instruments sensitive to interest rate	86
Instruments sensitive to equity market prices	5
Instruments sensitive to foreign currency exchange rates	127
Instruments sensitive to volatility movements	$ 8